Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
September 30, 2024

Dates Covered
Collections Period	09/01/24 - 09/30/24
Interest Accrual Period	09/16/24 - 10/14/24
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/24	552,818,140.92	30,216
Yield Supplement Overcollateralization Amount 08/31/24	46,877,228.64	0
Receivables Balance 08/31/24	599,695,369.56	30,216
Principal Payments	24,583,048.37	1,325
Defaulted Receivables	776,935.43	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/24	44,182,545.90	0
Pool Balance at 09/30/24	530,152,839.86	28,853

Pool Statistics	$ Amount	# of Accounts
Pool Factor	49.39%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	8,674,720.00	382
Past Due 61-90 days	2,745,869.31	109
Past Due 91-120 days	699,578.82	25
Past Due 121+ days	0.00	0
Total	12,120,168.13	516

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.11%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	557,424.54
Aggregate Net Losses/(Gains) - September 2024	219,510.89
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.44%
Prior Net Losses/(Gains) Ratio	0.49%
Second Prior Net Losses/(Gains) Ratio	0.39%
Third Prior Net Losses/(Gains) Ratio	0.88%
Four Month Average	0.55%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.45%

Overcollateralization Target Amount	6,096,757.66
Actual Overcollateralization	6,096,757.66
Weighted Average Contract Rate	5.73%
Weighted Average Contract Rate, Yield Adjusted	10.37%
Weighted Average Remaining Term	45.71

Flow of Funds	$ Amount
Collections	27,993,016.05
Investment Earnings on Cash Accounts	15,144.20
Servicing Fee	(499,746.14)
Transfer to Collection Account	-
Available Funds	27,508,414.11

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,011,696.89
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	567,892.44
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,740,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,096,757.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,896,864.37

Total Distributions of Available Funds	27,508,414.11

Servicing Fee	499,746.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 09/16/24	546,460,732.30
Principal Paid	22,404,650.10
Note Balance @ 10/15/24	524,056,082.20

Class A-1
Note Balance @ 09/16/24	0.00
Principal Paid	0.00
Note Balance @ 10/15/24	0.00
Note Factor @ 10/15/24	0.0000000%

Class A-2a
Note Balance @ 09/16/24	61,632,032.47
Principal Paid	13,454,489.62
Note Balance @ 10/15/24	48,177,542.85
Note Factor @ 10/15/24	20.9467578%

Class A-2b
Note Balance @ 09/16/24	40,998,699.83
Principal Paid	8,950,160.48
Note Balance @ 10/15/24	32,048,539.35
Note Factor @ 10/15/24	20.9467577%

Class A-3
Note Balance @ 09/16/24	297,200,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	297,200,000.00
Note Factor @ 10/15/24	100.0000000%

Class A-4
Note Balance @ 09/16/24	99,500,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	99,500,000.00
Note Factor @ 10/15/24	100.0000000%

Class B
Note Balance @ 09/16/24	31,390,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	31,390,000.00
Note Factor @ 10/15/24	100.0000000%

Class C
Note Balance @ 09/16/24	15,740,000.00
Principal Paid	0.00
Note Balance @ 10/15/24	15,740,000.00
Note Factor @ 10/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,206,899.64
Total Principal Paid	22,404,650.10
Total Paid	24,611,549.74

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	269,640.14
Principal Paid	13,454,489.62
Total Paid to A-2a Holders	13,724,129.76

Class A-2b
SOFR Rate	5.34207%
Coupon	6.05207%
Interest Paid	199,880.08
Principal Paid	8,950,160.48
Total Paid to A-2b Holders	9,150,040.56

Class A-3
Coupon	4.66000%
Interest Paid	1,154,126.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,154,126.67

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.1142328
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4638879
Total Distribution Amount	23.5781207

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1723484
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	58.4977810
Total A-2a Distribution Amount	59.6701294

A-2b Interest Distribution Amount	1.3064058
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	58.4977809
Total A-2b Distribution Amount	59.8041867

A-3 Interest Distribution Amount	3.8833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.8833333

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	25.35
Noteholders' Third Priority Principal Distributable Amount	702.53
Noteholders' Principal Distributable Amount	272.12

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/24	2,616,119.83
Investment Earnings	10,837.12
Investment Earnings Paid	(10,837.12)
Deposit/(Withdrawal)	-
Balance as of 10/15/24	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,442,111.93	$3,981,884.07	$5,087,330.61
Number of Extensions	149	148	189
Ratio of extensions to Beginning of Period Receivables Balance	0.74%	0.64%	0.78%